Revenue	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Revenue
2    Revenue
Revenue by segment and asset

	2021	2020	2019
	US$M	US$M	US$M
Australia Production Unit	327	361	507
Bass Strait	1,066	1,102	1,237
North West Shelf	893	1,076	1,657
Atlantis	560	561	979
Shenzi	417	277	540
Mad Dog	231	216	319
Trinidad/Tobago	204	191	287
Algeria	164	159	258
Third-party products	11	39	10
Other	73	88	136

Total Petroleum (1)	3,946	4,070	5,930

Escondida	9,470	6,719	6,876
Pampa Norte	1,801	1,395	1,502
Olympic Dam	2,211	1,463	1,351
Third-party products	2,244	1,089	1,109

Total Copper (2)	15,726	10,666	10,838

Western Australia Iron Ore	34,337	20,663	17,066
Third-party products	18	15	32
Other	120	119	157

Total Iron Ore	34,475	20,797	17,255

Queensland Coal	4,315	5,357	7,679
New South Wales Energy Coal	839	885	1,421
Third-party products	–	–	19
Other	–	–	2

Total Coal (3)	5,154	6,242	9,121

Group and unallocated items (4)	1,567	1,219	1,225
Inter-segment adjustment	(51)	(63)	(81)

Total revenue	60,817	42,931	44,288

(1)
Total Petroleum revenue includes: crude oil US$2,013 million (2020: US$2,033 million; 2019: US$3,171 million), natural gas US$977 million (2020: US$980 million; 2019: US$1,259 million), LNG US$682 million (2020: US$774 million; 2019: US$1,179 million), NGL US$212 million (2020: US$198 million; 2019: US$263 million) and other US$62 million (2020: US$85 million; 2019: US$58 million).

(2)
Total Copper revenue includes: copper US$14,812 million (2020: US$10,044 million; 2019: US$10,215 million) and other US$914 million (2020: US$622 million; 2019: US$623 million). Other consists of silver, zinc, molybdenum, uranium and gold.

(3)	Total Coal revenue includes: metallurgical coal US$4,260 million (2020: US$5,311 million; 2019: US$7,568 million) and energy coal US$894 million (2020: US$931 million; 2019: US$1,553 million).

(4)	Group and unallocated items revenue includes: Nickel West US$1,545 million (2020: US$1,189 million; 2019: US$1,193 million) and other revenue US$22 million (2020: US$30 million; 2019: US$32 million).
Revenue consists of revenue from contracts with customers of US$59,302 million (2020: US$43,087 million; 2019: US$44,361 million) and other revenue of US$1,515 million (2020: US$(156) million; 2019: US$(73) million).
Recognition and measurement
The Group generates revenue from the production and sale of commodities. Revenue is recognised when or as control of the promised goods or services passes to the customer. In most instances, control passes when the goods are delivered to a destination specified by the customer, typically on board the customer’s appointed vessel. Revenue from the provision of services is recognised over time, but does not represent a significant proportion of total revenue and is aggregated with the respective asset and product revenue for disclosure purposes. The amount of revenue recognised reflects the consideration to which the Group expects to be entitled in exchange for the goods or services.
Where the Group’s sales are provisionally priced, the final price depends on future index prices. The amount of revenue initially recognised is based on the relevant forward market price. Adjustments between the provisional and final price are accounted for under IFRS 9/AASB 9 ‘Financial Instruments’ (IFRS 9) and separately recorded as other revenue. The period between provisional pricing and final invoicing is typically between 60 and 120 days.
Revenue from concentrate is net of treatment costs and refining charges.
Revenue from the sale of significant
by-products
is included within revenue. Where a
by-product
is not significant, revenue is credited against costs.
The Group applies the practical expedient to not adjust the expected consideration for the effects of the time value of money if the period between the delivery and when the customer pays for the promised good or service is one year or less.
For commodity sales contracts, each individual metric unit is a separate performance obligation. Where the Group has contracts with unfulfilled performance obligations at period-end, it is required to disclose the transaction price allocated to these performance obligations. The Group applies the practical expedient to not disclose this information for contracts with an expected duration of one year or less. The Group has a number of long-term contracts which are primarily priced on variable terms, based on quoted index prices near the time of delivery, and at times include fixed pricing components. Fixed pricing components, such as premiums and other charges, do not represent a significant proportion of the total price. Any estimate of the future transaction price would exclude estimated amounts of variable consideration. The amount of future consideration from fixed pricing components has not been disclosed, as the Group does not consider this relevant or useful information.